COMMON STOCK OPTIONS AND WARRANTS (Details Narrative) - USD ($)	3 Months Ended					9 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Feb. 21, 2022	Feb. 03, 2022	Mar. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Strike price						$ 6.41
Proceeds from Issuance or Sale of Equity						$ 999,000	$ 4,500,000	$ 4,500,000
Share price						$ 3				$ 4	$ 4
Options [Member] | Former Staff [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	8,922
Proceeds from Issuance or Sale of Equity	$ 63,860
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted								20,000	450,290
Options forfeited									161,402
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Strike price												$ 9.00
Warrant issued				67,500	9,450							67,500
Warrants expired			12,469		1,197
Warrant [Member] | Seven Holder [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant exercised	205,574
Warrant exercise price	$ 7.70
Total common stock	50,588
Warrant [Member] | Seven Holder [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price	$ 9.25
Warrant [Member] | Seven Holder [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price	$ 11.14
Board of Directors Chairman [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted		20,000
Strike price		$ 4.32
Stock option plan expense		$ 52,758
Stock-based compensation expense		7,685
Unamortized expense		$ 45,073
Total compensation cost for stock options not yet recognized, period		2 years 9 months
Key Staff Members Officers And Directors [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options forfeited					160,866
Options granted, value					$ 102,800
Key Staff Members Officers And Directors [Member] | Share-Based Payment Arrangement, Option [Member] | Transaction One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted					149,424
Options granted, value					$ 370,312
Key Staff Members Officers And Directors [Member] | Share-Based Payment Arrangement, Option [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage					100.00%
Key Staff Members Officers And Directors [Member] | Share-Based Payment Arrangement, Option [Member] | Vested On 1 January 2021 [Member] | Transaction One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage					50.00%
Key Staff Members Officers And Directors [Member] | Share-Based Payment Arrangement, Option [Member] | Vested On 1 January 2022 [Member] | Transaction One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage					50.00%
Chief Executive Officer [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted				100,000
Options granted, value				$ 193,388
Chief Executive Officer [Member] | Share-Based Payment Arrangement, Option [Member] | Vest On 1 September 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage				50.00%
Chief Executive Officer [Member] | Share-Based Payment Arrangement, Option [Member] | Vest On 1 September 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage				50.00%
Former Chief Executive Officer [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options vested				50,358
Unamortized portion of option charged in amount				$ 95,127
Two New Key Employees [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted			40,000
Options granted, value			$ 91,574
Vesting description			For 20,000 of those options, 50% of the options will vest on October 12, 2021 and the other 50% will vest on October 12, 2022. For the other 20,000 options, one-third will vest on November 23, 2021, the next third will vest on November 23, 2022 and the final third will vest on November 23, 2023.